General principles for the preparation of the consolidated financial statements	12 Months Ended
Dec. 31, 2022
General principles for the preparation of the consolidated financial statements [Abstract]
General principles for the preparation of the consolidated financial statements

Note 2 — General principles for the preparation of the consolidated financial statements

(a)	Compliance with International Financial Reporting Standards

The consolidated financial statements of the Group have been prepared in accordance with IFRS.

COVID-19 pandemic

On January 30, 2020, the World Health Organization (“WHO”) announced a global health emergency because of a new strain of coronavirus originating in Wuhan, China (the “COVID-19 outbreak”), and the risks to the international community as the virus spreads globally beyond its point of origin. In March 2020, the WHO classified the COVID-19 outbreak as a pandemic, based on the rapid increase in exposure globally. The full impact of the COVID-19 outbreak continues to evolve as of the date of this report with new variants being discovered. As such, it is uncertain as to the full magnitude that the pandemic will have on the Group’s financial condition, liquidity, and future results of operations.

Management is actively monitoring the impact of the global situation on its financial condition, liquidity, operations, suppliers, industry, and workforce. The Group cannot estimate the length or gravity of the impact of the COVID-19 outbreak at this time. If the pandemic continues, it may have a material effect on the Group’s results of future operations, financial position, and liquidity in the next 12 months.

(b)	Historical cost convention

The consolidated financial statements have been prepared in accordance with the historical cost basis, except as disclosed in the accounting policies below. Historical cost is generally based on the fair value of the consideration given in exchange for goods and services.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Group takes into account the characteristics of the asset or liability which market participants would take into account when pricing the asset or liability at the measurement date. Fair value for measurement and/or disclosure purposes in these consolidated financial statements is determined on such a basis, except for leasing transactions that are within the scope of IFRS 16 Leases, and measurements that have some similarities to fair value but are not fair value, such as value in use in IAS 36 Impairment of Assets.

In addition, for financial reporting purposes, fair value measurements are categorized into Level 1, 2 or 3 based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

●	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;

●	Level 2 inputs are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and

●	Level 3 inputs are unobservable inputs for the asset or liability.

(c)	Basis of preparation

The consolidated financial statements consist of the consolidated statements of financial position, the consolidated statements of profit or loss, consolidated statements of changes in equity, consolidated statements of cash flows and the notes to the consolidated financial statements.

The consolidated statements of financial position has been prepared based on the nature of the transactions, distinguishing: (a) current assets from non-current assets, where current assets are intended as the assets that should be realized, sold or used during the normal operating cycle, or the assets owned with the aim of being sold in the short term (within 12 months); (b) current liabilities from non-current liabilities, where current liabilities are intended as the liabilities that should be paid during the normal operating cycle, or over the 12-month period subsequent to the reporting date.

The consolidated statements of profit or loss have been prepared based on the function of the expenses.

The consolidated statements of cash flows have been prepared using the indirect method.

The consolidated financial statements present all amounts rounded to the nearest dollars of Euro (“EUR”), unless otherwise stated. They also present comparative information in respect to the previous period.

(d)	Functional and presentation currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). These consolidated financial statements are presented in Euro (the Group’s presentation currency).

Entity	Functional Currency
Brera Holdings PLC	United States dollar (“US$”)
Brera Milano S.r.l.	Euro (“EUR”)

The Company has changed its determination of functional currency from Euro (“EUR”) to United States Dollar (“US$”) from its date of incorporation (i.e. June 30, 2022), based on the expectation of the increased exposure to the US$ as a result of the growth in international operations.

The change in functional currency has been accounted for prospectively from the date of change. As a result of the change, the Group has restated its consolidated financial statements for comparative purposes in accordance with IAS 21 - The Effects of Changes in Foreign Exchange Rates.

The impact of the change in functional currency on the Group's consolidated financial statements has been reflected in the consolidated statement of profit or loss, the consolidated statement of financial position, and the consolidated statement of cash flows.

(e)	Critical Accounting Policies and estimates

In preparing these consolidated financial statements, management has made judgements and estimates that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively. Estimates are based on historical experience and other factors, including expectations about future events that may have a financial impact on the Group and that are believed to be reasonable under the circumstances.

(i)	Judgements

Information about judgements made in applying accounting policies that have the most significant effects on the amounts recognized in the consolidated financial statements is included in the following notes.

-	Note 1: Reverse recapitalization

The Acquisition was accounted for as a reverse recapitalization, with no goodwill or other intangible assets recorded, in accordance with the guidance in paragraphs B19–B27 of IFRS 3 for reverse acquisitions. Brera Milano was determined to be the accounting acquirer based upon the terms of the Acquisition and other factors including: (i) former Brera Milano shareholders owning approximately 35% of the combined company (on a fully diluted basis) immediately following the closing of the Acquisition and are the largest shareholders’ party of the Company, (ii) former Brera Milano shareholder, Alessandro Aleotti, being appointed as the Chief Strategy Officer and a director of the Company, and (iii) former Brera Milano shareholder, Sergio Carlo Scalpelli, being appointed as the Chief Executive Officer and a director of the Company; (iv) shareholders of the Company other than the former Brera Milano shareholders continuing as passive investors; and (v) the combined company continuing the football related business with Brera Milano shareholders being the major subject matter experts of this industry in the Company and having the power to direct the development and operations of the combined company after the Acquisition.

As of December 31, 2022, the Company, which was established as a non-operational shell corporation on June 30, 2022, has undergone a transformation following a reverse acquisition completed on July 29, 2022. Prior to this acquisition, the Company had issued shares to existing shareholders as a shell corporation, and it was not qualified as a business under the definition of IFRS 3. With reference to IFRS 3 Appendix B, this would not constitute as a business combination since there is no substantive change in the reporting entity or its assets and liabilities. Consequently, the consolidated financial statements of the Company as of December 31, 2021, represented a continuation of the financial statements of Brera Milano and the assets and liabilities are presented at their historical carrying values. As of December 31, 2022, the Company’s consolidated financial statements are prepared in accordance to IFRS 10 and represented the aggregated financial results of all entities within the Group.

-	Note 2 (f): assessment of the Group’s future liquidity and cash flows;

-	Note 10: assessment of the lease term of lease liabilities depending on whether the Group is reasonably certain to exercise the extension options.

(ii)	Assumptions and estimation uncertainties

Information about assumptions and estimates as at December 31, 2022 that have high risk of resulting in a material adjustment to the carrying amounts of assets and liabilities in the next financial year is included in the following notes.

-	Note 3: estimated useful lives, depreciation method and impairment assessment of the property, plant and equipment and rights-of-use assets.

-	Note 4: measurement of the provision for doubtful accounts, for the significant assumptions used by management in estimating the expected credit losses (weighted-average loss rate or default rate, current and future financial situation of debtors for individual receivables that management is aware will be difficult to collect, future general economic conditions).

(f)	Going concern assumption

In preparing the consolidated financial statements, the directors of the Company have given careful consideration to the future liquidity of the Group in light of the fact that the Group incurred a net loss of EUR1,226,855 for the year ended December 31, 2022 and as of that date, the Group has deficit in equity attributable to shareholders of the Company of EUR131,213 and the Group had net liabilities of EUR131,213 and net current liabilities of EUR188,481.

These consolidated financial statements do not reflect the adjustments to the carrying values of assets and liabilities and the reported expenses and classifications in the consolidated statements of financial position that may be necessary were the Company unable to continue as a going concern and these adjustments could be material.

On January 27, 2023, the Class B Ordinary Shares of the Company commenced trading on the Nasdaq Capital Market under the symbol “BREA”. The closing of the initial public offering took place on January 31, 2023. After deducting underwriting discounts and commissions and non-accountable expense allowance, the Company received net proceeds of approximately $6,900,000 and management considers the Company to have sufficient cash and cash equivalents which was €6,059,848 (approximately $6,482,826) as of March 31, 2023. As a result of the successful initial public offering and funds raised, management believes that the Company has the necessary resources and liquidity to meet its obligations and sustain its operations for the foreseeable future (i.e., at least 12 months beyond the date of the issuance of audited consolidated financial statements for the year ended December 31, 2022). Therefore, these financial statements have been prepared on a going concern basis and management considered the preparation of the financial statements as a going concern was appropriate.